Goodwill and Other Intangible Assets (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortizable intangible assets:
Gross Carrying Amount	$ 1,148,600,000		$ 1,148,600,000		$ 1,154,300,000	$ 747,300,000
Accumulated Amortization	(528,300,000)		(528,300,000)		(467,800,000)	(393,300,000)
Net Carrying Value	620,300,000		620,300,000		686,500,000	354,000,000
Indefinite-lived intangible assets:
Gross Carrying Amount	3,348,200,000		3,348,200,000		3,345,600,000	2,208,200,000
Total Other intangible assets
Gross Carrying Amount	4,496,800,000		4,496,800,000		4,499,900,000	2,955,500,000
Accumulated Amortization	(528,300,000)		(528,300,000)		(467,800,000)	(393,300,000)
Net Carrying Value	3,968,500,000		3,968,500,000		4,032,111,000	2,562,234,000
Amortization of other intangible assets	30,200,000	19,800,000	60,700,000	39,000,000	84,096,000	70,039,000	64,713,000
Expected amortization expense for the remainder of 2013	60,000,000		60,000,000		120,500,000
Expected Amortization expense in 2013	116,400,000		116,400,000		116,100,000
Expected Amortization expense in 2014	113,900,000		113,900,000		113,700,000
Expected Amortization expense in 2015	64,900,000		64,900,000		64,800,000
Expected Amortization expense in 2016	51,800,000		51,800,000		51,800,000
Car Rental
Total Other intangible assets
Amortization of other intangible assets					41,700,000	32,700,000	30,200,000
Equipment Rental
Total Other intangible assets
Amortization of other intangible assets					40,600,000	35,800,000	33,400,000
Customer-related
Amortizable intangible assets:
Gross Carrying Amount	694,600,000		694,600,000		694,700,000	672,600,000
Accumulated Amortization	(468,500,000)		(468,500,000)		(434,000,000)	(365,500,000)
Net Carrying Value	226,100,000		226,100,000		260,700,000	307,100,000
Total Other intangible assets
Accumulated Amortization	(468,500,000)		(468,500,000)		(434,000,000)	(365,500,000)
Other amortizable intangible assets
Amortizable intangible assets:
Gross Carrying Amount	454,000,000		454,000,000		459,600,000	74,700,000
Accumulated Amortization	(59,800,000)		(59,800,000)		(33,800,000)	(27,800,000)
Net Carrying Value	394,200,000		394,200,000		425,800,000	46,900,000
Total Other intangible assets
Accumulated Amortization	(59,800,000)		(59,800,000)		(33,800,000)	(27,800,000)
Trade name
Indefinite-lived intangible assets:
Gross Carrying Amount	3,330,000,000		3,330,000,000		3,330,000,000	2,190,000,000
Other indefinite-lived intangible assets
Indefinite-lived intangible assets:
Gross Carrying Amount	$ 18,200,000		$ 18,200,000		$ 15,600,000	$ 18,200,000